Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Future Principal Payments of Term Loan

Future principal payments on the Term Loan and the 2012 Term Loan are as follows (amounts in thousands):

Years Ending December 31:
2013 (6 months remaining)	$2,823
2014	6,126
2015	3,513
2016	1,132

Total term loan principal payments	13,594
Current term loan payable	5,949
Less debt discount and issuance costs	(267)

Current term loan payable (net)	5,682
Term loan payable, less current portion	7,645
Less debt discount and issuance costs	(167)

Term loan payable, net	$7,478

Future principal payments on the Term Loan and the 2012 Term Loan are as follows:

December 31, 2012
2013	$3,906
2014	5,089
2015	2,379
2016	629

Total term loan payments	12,003
Current term loan payable	3,906
Less debt discount and issuance costs	(265)

Current term loan payable (net)	3,641
Term loan payable, less current portion	8,097
Less debt discount and issuance costs	(216)

Term loan payable, net	$7,881